Note 21 - Assets Classified as Held for Sale - Assets Held for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Assets held for sale	$ 0	$ 8,214	$ 0
Kenshaw Electrical Pty Ltd, [member]
Statement Line Items [Line Items]
Percent owned	100.00%
Assets held for sale	$ 0	$ 8,214	$ 0